Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Concentrations [Abstract]
Concentrations
Note 9:  Concentrations

For the three months ended March 31, 2012, approximately 52% of the company's net revenues were derived from customers in the United States and approximately 48% of the Company's net revenues were derived from international customers.   For the three months ended March 31, 2011, approximately 74% of the company's net revenues were derived from customers in the United States and approximately 26% of the Company's net revenues were derived from international customers.

The following is a schedule of revenue by geographic location (in thousands):

	Three Months Ended March 31, (unaudited)
	2012	2011
North America	$3,375	$4,095
Europe, Middle East and Africa	2,042	814
Asia	720	532
Total	$6,137	$5,441

The Company purchases principally all of its silicon wafers from a single supplier located in Taiwan.

Note 12 - CONCENTRATIONS

The following is a schedule of domestic and international revenue as a percentage of total net revenues:

	For the years ended December 31,
	2011	2010	2009
Domestic	63%	66%	57%
International	37%	34%	43%

The following is a schedule of revenue by geographic location (in thousands):

	For the years ended December 31,
	2011	2010	2009
North and South America	$19,068	$20,609	$13,742
Europe, Middle East, and Africa	7,107	6,874	5,939
Asia Pacific	3,006	2,975	4,141
Total	$29,181	$30,458	$23,822

The Company purchases principally all of its silicon wafers from a single supplier located in Taiwan.

In 2011, there was no customer that accounted for more than 10% of its net revenue and there was one customer that accounted for approximately 13% and 12% of its net revenue in 2010 and 2009, respectively.

At December 31, 2011 and 2010, there were 10 customers who comprised 59% and 74%, respectively, of the outstanding accounts receivable. The Company had no customers that accounted for more than 10% of its outstanding receivable in 2011 and three customers that each accounted for more than 10% of its outstanding accounts receivable in 2010.